Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts payable
Payable for advertisement fees	¥ 791,705		¥ 701,629
Rebate payable to sales agents	137,982		142,663
Payable related to purchases of property and equipment	40,319		4,434
Others	72,691		38,832
Total	¥ 1,042,697	$ 149,465	¥ 887,558